Lease - Maturity analysis of the annual undiscounted cash flows (Details)	Dec. 31, 2019 USD ($)
Years ending December 31:
2020	$ 2,672,568
2021	1,380,725
2022	867,840
2023	578,422
2024	488,389
2025 and after	561,804
Total undiscounted operating lease payment	6,549,748
Less: imputed interest	708,090
Present value of operating lease liabilities	$ 5,841,658